VIA EDGAR

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

May 29, 2012

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re: Investment Managers Series Trust (filing relates to Thesis Flexible Fund)

       (File Nos. 333-122901 and 811-21719)

Dear Sir or Madam:

We are attaching for filing on behalf of Investment Managers Series Trust (“Registrant”) Post-Effective Amendment No. 258 to Registrant’s Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 267 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended), relating to Registrant’s Thesis Flexible Fund series (the “Fund”).

The attached Amendment is being filed for the purpose of updating the financial information and other non-material information contained in the prospectus and statement of additional information for the Fund currently in effect and responding to comments provided by the staff of the Commission regarding Registrant’s filing with respect to the Fund under paragraph (a) of Rule 485 under the 1933 Act made on March 28, 2012. As noted on its facing page, the Amendment is being filed under paragraph (b) of Rule 485 under the 1933 Act to become effective on May 31, 2012. We have assisted in the preparation of the Amendment, and we represent that the Amendment does not contain disclosures which render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please direct any inquiries regarding this filing to me at (213) 680-6477 or Michael Glazer at (213) 680-6646.

Very truly yours,

/s/ Laurie A. Dee

Laurie A. Dee

Enclosures